Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 30.7%
DWS Core Equity Fund "Institutional" (a)	567,391	14,831,594
DWS Emerging Markets Equity Fund "Institutional" (a)	43,948	778,755
DWS ESG Core Equity Fund "Institutional" (a)	277,582	3,966,654
DWS RREEF Global Infrastructure Fund "Institutional" (a)	78,771	1,203,615
DWS RREEF Real Estate Securities Fund "Institutional" (a)	88,398	1,652,153
DWS Small Cap Core Fund "S" (a)	50,597	1,238,608
Total Equity - Equity Funds (Cost $17,193,626)		23,671,379
Equity - Exchange-Traded Funds 4.6%
iShares MSCI Japan ETF	15,625	865,781
iShares MSCI Pacific ex Japan ETF	10,580	392,941
SPDR S&P Emerging Asia Pacific ETF	24,929	2,309,672
Total Equity - Exchange-Traded Funds (Cost $3,585,928)		3,568,394
Fixed Income - Bond Funds 23.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	395,509	3,389,508
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	196,931	1,549,848
DWS GNMA Fund "Institutional" (a)	605,092	8,489,442
DWS High Income Fund "Institutional" (a)	1,039,850	4,700,121
Total Fixed Income - Bond Funds (Cost $17,863,812)		18,128,919
Fixed Income - Exchange-Traded Funds 38.2%
iShares Core MSCI Europe ETF	49,255	2,056,889
iShares iBoxx $ Investment Grade Corporate Bond ETF	83,893	11,075,554
iShares JP Morgan USD Emerging Markets Bond ETF	8,760	932,064
iShares National Muni Bond ETF	43,750	5,039,563
iShares U.S. Treasury Bond ETF	274,907	7,693,272
Vanguard Total International Bond ETF	46,310	2,661,436
Total Fixed Income - Exchange-Traded Funds (Cost $28,472,481)		29,458,778
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 1.807% *, 7/16/2020 (Cost $394,108)	395,000	394,935
	Shares	Value ($)
Fixed Income - Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 0.12% (a) (b) (Cost $3,196,621)	3,196,621	3,196,621
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,706,576)	101.7	78,419,026
Other Assets and Liabilities, Net	(1.7)	(1,302,140)
Net Assets	100.0	77,116,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Equity - Equity Funds 30.7%
DWS Core Equity Fund "Institutional" (a)
17,729,130	1,590,868	4,088,646	13,953	(413,711)	177,278	698,040	567,391	14,831,594
DWS Emerging Markets Equity Fund "Institutional" (a)
1,961,796	212,448	1,340,491	(141,854)	86,856	25,498	—	43,948	778,755
DWS ESG Core Equity Fund "Institutional" (a)
—	3,969,415	—	—	(2,761)	—	—	277,582	3,966,654
DWS ESG International Core Equity Fund "Institutional" (a)
2,759,964	—	2,789,508	171,567	(142,023)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
2,113,003	266,974	1,163,850	61,561	(74,073)	29,249	—	78,771	1,203,615
DWS RREEF Real Estate Securities Fund "Institutional" (a)
3,837,677	333,681	1,975,000	26,495	(570,700)	42,618	135,133	88,398	1,652,153
DWS Small Cap Core Fund "S" (a)
1,226,003	1,013,322	732,945	(192,232)	(75,540)	3,135	325	50,597	1,238,608
Fixed Income - Bond Funds 23.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
2,533,966	1,244,145	145,410	(17,812)	(225,381)	93,525	—	395,509	3,389,508
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
619,929	1,757,407	783,230	(109,020)	64,762	9,237	—	196,931	1,549,848
DWS ESG Global Bond Fund "S" (a)
1,732,020	13,593	1,707,524	(31,918)	(6,171)	13,592	—	—	—
DWS GNMA Fund "Institutional" (a)
—	9,763,977	1,427,390	9,699	143,156	103,767	—	605,092	8,489,442
DWS High Income Fund "Institutional" (a)
—	7,520,557	2,873,360	(262,107)	315,031	79,792	—	1,039,850	4,700,121
DWS Short Duration Fund "S" (a)
9,911,378	97,405	9,997,514	180,670	(191,939)	102,734	—	—	—
DWS Total Return Bond Fund "Institutional" (a)
14,348,783	116,266	14,317,467	460,793	(608,375)	116,266	—	—	—
Fixed Income - Money Market Fund 4.2%
DWS Central Cash Management Government Fund, 0.12% (a) (b)
744,587	34,590,494	32,138,460	—	—	19,101	—	3,196,621	3,196,621
59,518,236	62,490,552	75,480,795	169,795	(1,700,869)	815,792	833,498	6,540,690	44,996,919

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$23,671,379	$—	$—	$23,671,379
Equity - Exchange-Traded Funds	3,568,394	—	—	3,568,394
Fixed Income - Bond Funds	18,128,919	—	—	18,128,919
Fixed Income - Exchange-Traded Funds	29,458,778	—	—	29,458,778
Short-Term U.S. Treasury Obligations	—	394,935	—	394,935
Fixed Income - Money Market Fund	3,196,621	—	—	3,196,621
Total	$78,024,091	$394,935	$—	$78,419,026